A1 Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Summary Of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The financial statements are presented in millions of Swedish Krona (SEK). They are prepared on a going concern and historical cost basis, except for certain financial assets and liabilities that are stated at fair value: financial instruments classified as fair value through profit and loss (FVTPL), financial instruments classified as fair value through other comprehensive income (FVOCI) and plan assets related to defined benefit pension plans. Assets acquired under business combinations are fair valued at initial recognition. Financial information in the consolidated income statement, the consolidated statement of comprehensive income, the consolidated statement of cash flows and the consolidated statement of changes in equity with related notes are presented with two comparison years. For the consolidated balance sheet, financial information with related notes is presented with two comparison years.

Basis of consolidation and composition of the Group

Basis of consolidation and composition of the Group

The consolidated financial statements are prepared in accordance with the purchase method. Accordingly, consolidated stockholders’ equity includes equity in subsidiaries, joint ventures and associated companies earned only after their acquisition.

Subsidiaries are all companies for which Telefonaktiebolaget LM Ericsson, directly or indirectly, is the parent. To be classified as a parent, Telefonaktiebolaget LM Ericsson, directly or indirectly, must control another company which requires that the Parent Company has power over that other company, is exposed to variable returns from its involvement and has the ability to use its power over that other company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that such control ceases.

Intra-group balances and any unrealized income and expense arising from intra-group transactions are fully eliminated in preparing the consolidated financial statements. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

The Company is composed of a parent company, Telefonaktiebolaget LM Ericsson, with generally fully-owned subsidiaries in many countries of the world. The largest operating subsidiaries are the fully-owned telecom vendor companies Ericsson AB, incorporated in Sweden and Ericsson Inc., incorporated in the US.

Foreign currency remeasurement and translation

Foreign currency remeasurement and translation

Items included in the financial statements of each entity of the Company are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in Swedish Krona (SEK), which is the Parent Company’s functional and presentation currency.

Transactions and balances

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of each respective transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement.

Changes in the fair value of monetary securities denominated in foreign currency classified as fair value through other comprehensive income (FVOCI) are allocated between translation differences resulting from changes in the amortized cost of the security and other changes in the carrying amount of the security. Translation differences related to changes in the amortized cost are recognized in profit or loss, and other changes in the carrying amount are recognized in Other Comprehensive Income (OCI).

Translation differences on monetary financial assets and liabilities are reported as part of the fair value gain or loss.

Foreign exchange effect is presented as a net item within Financial income and expenses, reported separately from other financial income and expenses items as this reflects the way the Company manages its foreign exchange risks on a net basis.

Group companies

Group companies

The results and financial position of all the group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet.

Period income and expenses for each income statement are translated at period average exchange rates.

All resulting net exchange differences are recognized as a separate component of Other comprehensive income (OCI).

On consolidation, exchange differences arising from the translation of the net investment in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are accounted for in OCI. When a foreign operation is disposed of or sold, exchange differences that were recorded in OCI are recognized in the income statement as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and are translated at the closing rate.

The Company is continuously monitoring the economies with high inflation, the risk of hyperinflation and potential impact on the Company. There is no significant impact due to any currency translation of a hyper-inflationary economy.

Revenue recognition

Revenue recognition

IFRS 15, “Revenue from Contracts with Customers” is a principle-based model of recognizing revenue from customer contracts. It has a five-step model that requires revenue to be recognized when control over goods and services are transferred to the customer.

The following paragraphs describes the types of contracts, when performance obligations are satisfied, and the timing of revenue recognition. They also describe the normal payment terms associated with such contracts and the resulting impact on the balance sheet over the duration of the contracts. The vast majority of Ericsson’s business is for the sale of standard products and services.

Standard products and services

Standard products and services

Products and services are classified as standard solutions if they do not require significant installation and integration services to be delivered. Installation and integration services are generally completed within a short period of time, from the delivery of the related products. These products and services are viewed as separate distinct performance obligations. This type of customer contract is usually signed as a frame agreement and the customer issues individual purchase orders to commit to purchases of products and services over the duration of the agreement.

Note A1, cont’d.

Revenue for standard products is recognized when control over the equipment is transferred to the customer at a point in time. This assessment shall be viewed from a customer’s perspective considering indicators such as transfer of titles and risks, customer acceptance, physical possession, and billing rights. For hardware sales, transfer of control is usually deemed to occur when the equipment arrives at the customer site and for software sales, when the licenses are made available to the customer. Software licenses may be provided to the customer at a point in time, activated or ready to be activated by the customer at a later stage, therefore revenue is recognized when customer obtains control of the software. Contractual terms vary, therefore judgment will be applied when assessing the indicators of transfer of control for both hardware and software sales. Software licenses are also sold on a when-and-if available basis or delivered to the customer network over a period of time. In such cases, the customer is billed on a subscription basis or based on usage, and revenue is recognized over time. Revenue for installation and integration services is recognized upon completion of the service. Costs incurred in delivering standard products and services are recognized as costs of sales when the related revenue is recognized in the Income statement. Costs incurred relating to performance obligations not yet fully delivered are recognized as Inventories.

Transaction prices under these contracts are usually fixed, and mostly billed upon delivery of the hardware or software, or completion of installation services. A proportion of the transaction price may be billed upon formal acceptance of the related installation services, which will result in a contract asset for the proportion of the transaction price that is not yet billed. Amounts billed are normally subject to payments terms within 60 days from invoice date. Customer finance agreements may be agreed separately with some customers where payment terms exceed 179 days.

Revenue for recurring services such as customer support and managed services is recognized as the services are delivered, generally pro-rata over time. Costs incurred in delivering recurring services are recognized as cost of sales as they are incurred. Transaction prices under these contracts are billed over time, often on a quarterly basis. Transaction price for managed services contract may include variable consideration that is estimated based on performance and prior experience with the customer. Amounts billed are normally subject to payments terms within 60 days from invoice date. Contract liabilities or receivables may arise depending on whether the quarterly billing is in advance or in arrears. Contracts for standard products and services apply to business in all segments.

Customized solution

Customized solution

Some products and services are sold together as part of a customized solution to the customer. This type of contract requires significant installation and integration services to be delivered within the solution, normally over a period of more than one year. These products and services are viewed together as a combined performance obligation. This type of contract is usually sold as a firm contract in which the scope of the solution and obligations of both parties are clearly defined for the duration of the contract. Customized solution does not have any alternative use to the Company as it cannot be sold to or used by other customers.

Revenue for the combined performance obligation shall be recognized over time if progress of completion can be reliably measured and enforceable right to payment exists over the duration of the contract. The progress of completion is estimated by reference to the output delivered such as achievement of contract milestones and customer acceptance. This method determines revenue milestones over the duration of the contract, and it is considered appropriate as it reflects the nature of the customized solution and how integration service is delivered in these projects. If the criteria above are not met, then all revenue shall be recognized upon the completion of the customized solution, when final acceptance is provided by the customer. Costs incurred in delivering customized solutions are recognized as costs of sales when the related revenue milestone is recognized in the Income statement. Costs incurred relating to future revenue milestones are recognized as Inventories and assessed for recoverability on a regular basis.

Transaction price under these contracts is usually a fixed fee, split into a number of progress payments or billing milestones as defined in the contract. In most cases, revenue recognized is limited to the progress payments or unconditional billing milestones over the duration of the contract, therefore no contract asset or contract liability arises on these contracts. In some contracts, revenue may be recognized in advance of billing milestones if enforceable payment rights exist at all times over the contract duration. This will result in an unbilled receivable balance until billing milestones are reached. Amounts billed are normally subject to payments terms within 60 days from invoice date. Customer finance agreements may be agreed separately with some customers where payment terms exceed 179 days.

Contract for customized solution applies to the Business Support Systems (BSS) business within the segment Digital Services.

Intellectual Property Rights (IPR)

Intellectual Property Rights (IPR)

This type of contract relates to the patent and licensing business. The Company has assessed that the nature of its IPR contracts is such that they provide customers a license with the right to access the Company intellectual properties over time, therefore revenue shall be recognized over the duration of the contract. Royalty revenue based on sales or usage is recognized when the sales and usage occur.

The transaction price on these contracts is usually structured as a royalty fee based on sales or usage over the period, measured on a quarterly basis. This results in a receivable balance if the billing is performed the following quarter after measurement. Some contracts include lump sum amounts, payable either up front at commencement or on an annual basis. This results in a contract liability balance if payment is in advance of revenue, as revenue is recognized over time. Amounts billed are normally subject to payments terms within 60 days from invoice date.

As described in note B1 “Segment Information”, revenue from IPR licensing contracts are allocated to the segments Networks and Digital Services.

Customer contract related balances

Customer contract related balances

Trade receivables include amounts that have been billed in accordance with customer contract terms and amounts that the Company has an unconditional right to, with only passage of time before the amounts can be billed in accordance with the customer contract terms.

Customer finance credits arise from credit terms exceeding 179 days in the customer contract or a separate financing agreement signed with the customer. Customer finance is a class of financial assets that is managed separately from receivables. See note F1 “Financial risk management,” for further information on credit risk management of trade receivables and customer finance credits.

In accordance with IFRS 15, where significant financing is provided to the customer, revenue is adjusted to reflect the impact of the financing transaction. These transactions could arise from the customer finance credits above if the contracted interest rate is below the market rate or through implied financing transactions due to payment terms of more than one year from the date of transfer of control. The Company has elected to use the practical expedient not to adjust revenue for transactions with payment terms, measured from the date of transfer of control, of one year or less.

Contract asset is unbilled sales amount relating to performance obligation that has been satisfied under customer contract but is conditional on terms other than only the passage of time before payment of the consideration is due.

Contract liability relates to amounts that are paid by or due from customers for which performance obligations are unsatisfied or partially satisfied. Advances from customers are also included in the contract liability balance.

Segment reporting

Segment reporting

An operating segment is a component of a company whose operating results are regularly reviewed by the Company’s chief operating decision maker, (CODM), to make decisions about resources to be allocated to the segment and assess its performance. The President and the CEO is defined as the CODM function in the Company.

The segment presentation, as per each segment, is based on the Company’s accounting policies as disclosed in this note.

The Company generally has one subsidiary for each jurisdiction  and within each of the subsidiaries, each financial statement item is defined and allocated to each of the different segments.

The Company’s segment disclosure about geographical areas is based on the country in which transfer of risks and rewards occur.

For further information, see note B1 “Segment information.”

Inventories

Inventories

Inventories are measured at the lower of cost or net realizable value on a first-in, first-out (FIFO) basis.

Risks of obsolescence have been measured by estimating market value based on future customer demand and changes in technology and customer acceptance of new products.

A significant part of Inventories is Contract work in progress (CWIP). Recognition and derecognition of CWIP relates to the Company’s revenue recognition principles meaning that costs incurred under a customer contract are initially recognized as CWIP (see Revenue recognition policy). When the related revenue is recognized, CWIP is derecognized and is instead recognized as Cost of sales.

In note A2, “Critical accounting estimates and judgments,” further disclosure is presented in relation to (i) key sources of estimation uncertainty and (ii) the decision made in relation to accounting policies applied.

Trade payables

Trade payables

See accounting policies under the subheading for Financial instruments and risk management.

Trade payables

Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Goodwill

Goodwill

As from the acquisition date, goodwill acquired in a business combination is allocated to each cash-generating unit (CGU) of the Company expected to benefit from the synergies of the combination.

An annual impairment test for the CGUs to which goodwill has been allocated is performed in the fourth quarter, or when there is an indication of impairment. An impairment loss is recognized if the carrying amount of an asset or its cash-generating unit exceeds its recoverable amount. The recoverable amount is the higher of the value in use and the fair value less costs of disposal. In assessing value in use, the estimated future cash flows after tax are discounted to their present value using an after-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Application of after-tax amounts in calculation, both in relation to cash flows and discount rate is applied due to that available models for calculating discount rate include a tax component. The effect of after-tax discount rate applied by the Company is not materially different from a discounting based on before-tax future cash flows and before-tax discount rates, as required by IFRS. An impairment loss in respect of goodwill is not reversed. Write-downs of goodwill are reported under other operating expenses.

As a result of the application of IFRS 16 the impairment test has been modified to include also right-of-use assets in the carrying value but not lease liabilities.

Additional disclosure is required in relation to goodwill impairment testing: see note A2 “Critical accounting estimates and judgments” below and note C1 “Intangible assets.”

Intangible assets other than goodwill

Intangible assets other than goodwill

Intangible assets other than goodwill comprise intangible assets acquired through business combinations, such as patents, customer relations, trademarks and software, as well as capitalized development expenses and separately acquired intangible assets, mainly consisting of software. At initial recognition, acquired intangible assets related to business combinations are stated at fair value and capitalized development expenses and software are stated at cost. Subsequent to initial recognition, these intangible assets are stated at initially recognized amounts less accumulated amortization and any impairment. Amortization and any impairment losses are included in Research and development expenses, which mainly consists of capitalized development expenses and technology; in Selling and administrative expenses, which mainly consists of expenses relating to customer relations and brands; and in Cost of sales.

Costs incurred for development of products to be sold, leased, or otherwise marketed or intended for internal use are capitalized as from when technological and economic feasibility has been established until the product is available for sale or use. Research and development expenses directly related to orders from customers are accounted for as a part of Cost of sales. Other research and development expenses are charged to income as incurred. Amortization of acquired intangible assets, such as patents, customer relations, trademarks, and software, is made according to the straight-line method over their estimated useful lives, not exceeding ten years.

The Company has not recognized any intangible assets with indefinite useful life other than goodwill.

Impairment tests are performed whenever there is an indication of impairment. Tests are performed in the same way as for goodwill, see above. However, intangible assets not yet available for use are tested annually.

Corporate assets have been allocated to cash-generating units in relation to each unit’s proportion of total net sales. The amount related to corporate assets is not significant. Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists.

In note A2, “Critical accounting estimates and judgments,” further disclosure is presented in relation to (i) key sources of estimation uncertainty and (ii) the decision made in relation to accounting policies applied.

Property, plant, and equipment

Property, plant, and equipment

Property, plant, and equipment consist of real estate, machinery, servers and other technical assets, other equipment, tools and installation and construction in process. They are stated at cost less accumulated depreciation and any impairment losses.

Depreciation is charged to income statement, on a straight-line basis, over the estimated useful life of each component of an item of property, plant, and equipment, including buildings. Estimated useful lives are, in general, 25–50 years for real estate and 3–10 years for machinery and equipment. Depreciation and any impairment charges are included in Cost of sales, Research and development or Selling and administrative expenses.

The Company recognizes in the carrying amount of an item of property, plant, and equipment the cost of replacing a component and derecognizes the residual value of the replaced component.

Impairment testing as well as recognition or reversal of impairment of property, plant and equipment is performed in the same manner as for intangible assets other than goodwill, see description under “Intangible assets other than goodwill” above.

Gains and losses on disposals are determined by comparing the proceeds less cost to sell with the carrying amount and are recognized within Other operating income and expenses in the income statement.

Leases

Leases

The main types of assets leased by the Company are, in the order of materiality, real estate, IT-equipment and vehicles. Vehicles are mainly used under service contracts.

Leases when the Company is the lessee

The Company recognizes right-of-use assets and lease liabilities arising from all leases in the balance sheet, with exception of low value assets and short-term contracts. This model reflects that, at the start of a lease, the lessee always obtains the right to control an asset for a period of time and has an obligation to pay for that right. In the assessment of a lease contract the lease components are separated from non-lease components. The lease term is defined based on the contract lease term and when reasonably certain estimated extension or termination options are included.

At commencement date the lease liabilities are measured at the present value of the lease payments not paid at the commencement date, discounted using the Company’s incremental borrowing rate. The incremental borrowing rate is calculated considering interest swap rates, the creditworthiness of the entity that signs the lease and an adjustment for the asset being collateralized. Lease payments included in the liability are fixed payments, variable payments depending on an index or rate and penalties for termination of contracts.

After the commencement date, the amount of lease liabilities is measured on an amortized cost basis using the effective interest method where the lease liabilities increase related to the accrued interest and decrease due to lease payments made. In addition, the lease liability is remeasured if there is a modification, a change in the lease term or a change in the future lease payments resulting from a change in an index or rate used to determine such lease payments.

At commencement date the right-of-use assets are measured at cost, which equals the amount of the initial measurement of lease liability adjusted for any lease payments made at or before the commencement date less any lease incentives received plus any initial direct costs and restoration costs.

After commencement date the right-of-use assets are measured at cost less accumulated depreciation and impairment losses and adjusted for any remeasurements of the lease liabilities. The right-of-use asset is depreciated over the lease term straight-line. Impairment of right-of-use assets follows IAS 36. When there is impairment the asset value shall be written down to its recoverable amount.

The Company applies the recognition exemption for short-term leases and leases for which the underlying asset is of low value and recognizes the lease payments for those leases as an expense on a straight-line basis over the lease term. The interest expense on lease liabilities in the income statement is presented as a component of finance costs separate from the depreciation charges for right-of-use assets. In the statement of cash flows, cash payments related to the amortization of the lease liabilities are reported within financing activities. Interest payments, payments for short-term leases, low-value assets and variable lease expenses not included in the measurement of the lease liability are reported within operating activities. For more information regarding leasing, see note C3 “Leases.”

Leases when the Company is the lessor

Leasing contracts with the Company as lessor are classified as finance leases when the majority of risks and rewards are transferred to the lessee, and otherwise as operating leases. Under a finance lease, a receivable is recognized at an amount equal to the net investment in the lease and revenue is recognized in accordance with the revenue recognition principles. Under operating leases revenue as well as depreciation is recognized on a straight-line basis over the lease term. When the Company acts as a lessor it is mainly in relating to real estate sublease, financing and operating.

Note A1, cont’d.

Accounting policies applied prior to 2019
Prior to 2019, IAS 17 was applied instead of IFRS 16. Comparative information has not been restated. The following accounting policies apply to periods prior to 2019.

Leasing when the company was the lessee
Leases on terms in which the Company assumed substantially all the risks and rewards of ownership were classified as finance leases. Upon initial recognition, the leased asset was measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the asset was accounted for in accordance with the accounting policy applicable to that type of asset, although the depreciation period did not exceed the lease term.

Other leases were operating leases, and the leased assets under such contracts were not recognized on the balance sheet. Costs under operating leases were recognized in the income statement on a straight-line basis over the term of the lease. Lease incentives received were recognized as an integral part of the total lease expense, over the term of the lease.

Leasing when the Company was the lessor
Leasing contracts with the Company as lessor were classified as finance leases when the majority of risks and rewards were transferred to the lessee, and otherwise as operating leases. Under a finance lease, a receivable was recognized at an amount equal to the net investment in the lease and revenue was recognized in accordance with the revenue recognition principles. Under operating leases the equipment was recorded as property, plant and equipment and revenue as well as depreciation was recognized on a straight-line basis over the lease term.

Provisions

Provisions

Provisions are made when there are legal or constructive obligations as a result of past events and when it is probable that an outflow of resources will be required to settle the obligations and the amounts can be reliably estimated. When the effect of the time value of money is material, discounting is made of estimated outflows. However, the actual outflows as a result of the obligations may differ from such estimates.

The provisions are mainly related to restructuring, customer and supplier related provisions, warranty commitments and other obligations, claims or obligations as a result of patent infringement and other litigations and customer finance guarantees.

Product warranty commitments consider probabilities of all material quality issues based on historical performance for established products and expected performance for new products, estimates of repair cost per unit, and volumes sold still under warranty up to the reporting date.

A restructuring obligation is considered to have arisen when the Company has a detailed formal plan for the restructuring (approved by management), which has been communicated in such a way that a valid expectation has been raised among those affected. Provision for restructuring is recorded when the Company can reliably estimate the liabilities relating to the obligation.

Customer contract provisions mainly consist of estimated losses on onerous contracts. For losses on customer contracts, a provision equal to the total estimated loss is recorded immediately when a loss from a contract is probable and can be estimated reliably. These contract loss estimates may include penalties under a loss contract.

Other provisions include provisions for obligations related to cash-settled share-based programs, litigations and other provisions. The Company provides for estimated future settlements related to patent infringements based on the probable outcome of each infringement. The actual outcome or actual cost of settling an individual infringement may vary from the Company’s estimate.

The Company estimates the outcome of any potential patent infringement made known to the Company through assertion and through the Company’s own monitoring of patent-related cases in the relevant legal systems. To the extent that the Company makes the judgment that an identified potential infringement will more likely than not result in an outflow of resources, the Company records a provision based on the Company’s best estimate of the expenditure required to settle with the counterpart.

In the ordinary course of business, the Company is subject to proceedings, lawsuits and other unresolved claims, including proceedings under laws and government regulations and other matters. These matters are often resolved over a long period of time. The Company regularly assesses the likelihood of any adverse judgments in or outcomes of these matters, as well as potential ranges of possible losses. Provisions are recognized when it is probable that an obligation has arisen and the amount can be reasonably estimated based on a detailed analysis of each individual issue.

Contingent liabilities

Contingent liabilities

Certain present obligations are not recognized as provisions as it is not probable that an economic outflow will be required to settle the obligations or the amount of the obligation cannot be measured with sufficient reliability. Such obligations are reported as contingent liabilities. For further detailed information, see note D2 “Contingent liabilities.” In note A2 “Critical accounting estimates and judgments,” further disclosure is presented in relation to (i) key sources of estimation uncertainty and (ii) the decision made in relation to accounting policies applied.

Business combinations

Business combinations

At the acquisition of a business, the cost of the acquisition, being the purchase price, is measured as the fair value of the assets given, and liabilities incurred or assumed at the date of exchange, including any cost related to contingent consideration. Transaction costs attributable to the acquisition are expensed as incurred. The acquisition cost is allocated to acquired assets, liabilities and contingent liabilities based upon appraisals made, including assets and liabilities that were not recognized on the acquired entity’s balance sheet, for example intangible assets such as customer relations, brands, patents and financial liabilities. Goodwill arises when the purchase price exceeds the fair value of recognizable acquired net assets. In acquisitions with non-controlling interests full or partial goodwill can be recognized. Final amounts are established within one year after the transaction date at the latest.

In case there is a put option for non-controlling interest in a subsidiary a corresponding financial liability is recognized.

Non-controlling interests

Non-controlling interests

The Company treats transactions with non-controlling interests as transactions with equity owners of the Company. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

When the Company ceases to have control, any retained interest in the entity is remeasured to its fair value, with the change in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest in an associate or financial asset. In addition, any amounts previously recognized in Other comprehensive income in respect of that entity are accounted for as if the Company had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in Other comprehensive income are reclassified to profit or loss.

At acquisition, there is a choice on an acquisition-by-acquisition basis to measure the non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets.

Joint ventures and associated companies

Joint ventures and associated companies

Joint ventures and associated companies are accounted for in accordance with the equity method. Under the equity method, the investment in joint venture or associate is initially recognized at cost and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition. If the Company’s interest in an associated company is nil, the Company shall not, as prescribed in IFRS recognize its part of any future losses. Provisions related to obligations for such an interest shall, however, be recognized in relation to such an interest.

Investments in associated companies, i.e., when the Company has significant influence and the power to participate in the financial and operating policy decisions of the associated company but is not in control or joint control over those policies. Normally, this is the case in voting stock interest, including effective potential voting rights, which stand at least at 20% but not more than 50%.

The Company’s share of income before taxes is reported in item “Share in earnings of joint ventures and associated companies,” included in Operating income. This reflects the fact that these interests are held for operating rather than investing or financial purposes. Ericsson’s share of income taxes related to associated companies is reported under the line item “Taxes,” in the income statement.

Unrealized gains on transactions between the Company and its joint ventures and associated companies are eliminated to the extent of the Company’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Shares in earnings of joint ventures and associated companies are included in consolidated equity since they are undistributed. They are reported in retained earnings in the balance sheet.

Impairment testing as well as recognition or reversal of impairment of investments in each joint venture and associated company is performed in the same manner as for intangible assets other than goodwill. The entire carrying value of each investment, including goodwill, is tested as a single asset. See also description under “Intangible assets other than goodwill” below.

If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognized in Other comprehensive income are reclassified to profit or loss where appropriate.

In note A2, “Critical Accounting Estimates and Judgments,” further disclosure is presented in relation to (i) key sources of estimation uncertainty and (ii) the decision made in relation to accounting policies applied.

Financial assets

Financial assets

Financial assets are recognized when the Company becomes a party to the contractual provisions of the instrument. Regular purchases and sales of financial securities are recognized on the settlement date. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Separate assets or liabilities are recognized if any rights and obligations are created or retained in the transfer.

The Company classifies its financial assets in the following categories: at amortized cost, at fair value through other comprehensive income (FVOCI), and at fair value through profit or loss (FVTPL). The classification depends on the cash flow characteristics of the asset and the business model in which it is held.

Financial assets are initially recognized at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets carried at fair value through profit or loss are initially recognized at fair value, and transaction costs are expensed in the income statement.

The fair values of quoted financial investments and derivatives are based on quoted market prices or rates. If official rates or market prices are not available, fair values are calculated by discounting the expected future cash flows at prevailing interest rates. Valuations of foreign exchange options and Interest Rate Guarantees (IRG) are made by using the Black-Scholes formula. Inputs to the valuations are market prices for implied volatility, foreign exchange and interest rates.

Financial assets at amortized cost

Financial assets at amortized cost

Financial assets are classified as amortized cost if the contractual terms give rise to payments that are solely payments of principal and interest on the principal amount outstanding and the financial asset is held in a business model whose objective is to hold financial assets in order to collect contractual cash flows. These assets are subsequently measured at amortized cost using the effective interest method, minus impairment allowances. Interest income and gains and losses from financial assets at amortized cost are recognized in financial income.

Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income (FVOCI)

Assets are classified as FVOCI if the contractual terms give rise to payments that are solely payments of principal and interest on the principal amount outstanding and the financial asset is held in a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets. These assets are subsequently measured at fair value with changes in fair value recognized in other comprehensive income (OCI), except for effective interest, impairment gains and losses and foreign exchange gains and losses which are recognized in the income statement. Upon derecognition, the cumulative gain or loss in OCI is reclassified to the income statement.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss (FVTPL)

All financial assets that are not classified as either amortized cost or

FVOCI are classified as FVTPL. A financial asset is classified as held for trading if it is acquired principally for the purpose of selling in the near term. Derivatives are classified as held for trading, unless they are designated as hedging instruments for the purpose of hedge accounting. Assets held for trading are classified as current assets. Debt instruments classified as FVTPL, but not held for trading, are classified on the balance sheet based on their maturity date (i.e., those with a maturity longer than one year are classified as non-current). Investments in shares and participations are classified as FVTPL and classified as non-current financial assets.

Gains or losses arising from changes in the fair values of the FVTPL category (excluding derivatives and customer financing) are presented in the income statement within financial income in the period in which they arise. Gains and losses on derivatives are presented in the income statement as follows. Gains and losses on derivatives used to hedge foreign exchange risks are presented within net FX. Gains and losses on interest rate derivatives used to hedge financial assets and liabilities are presented in financial income and financial expense, respectively. Gains and losses on revaluation of customer financing are presented in the income statement as selling expenses.

Dividends on equity instruments are recognized in the income statement as part of financial income when the Company’s right to receive payments is established.

Impairment in relation to financial assets

Impairment in relation to financial assets

At each balance sheet date, financial assets classified as either amortized cost or FVOCI and contract assets are assessed for impairment based on Expected Credit Losses (ECL). ECLs are the difference between all contractual cash flows that are due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at the original effective interest rate. Allowances for trade receivables and contract assets are always equal to lifetime ECL. The Company has established a provision matrix based on historical credit loss experience, which has been adjusted for current conditions and expectations of future economic conditions. The losses are recognized in the income statement. When there is no reasonable expectation of collection, the asset is written off.

Financial liabilities

Financial liabilities

Financial liabilities are recognized when the Company becomes bound to the contractual obligations of the instrument.

Financial liabilities are derecognized when they are extinguished, i.e., when the obligation specified in the contract is discharged, cancelled or expired.

Borrowings

Borrowings

Borrowings issued by the Parent Company are designated FVTPL because they are managed on a fair value basis. Changes in fair value are recognized in the income statement, except for changes in fair value due to changes in credit risk which are recognized in other comprehensive income.

Borrowings not issued by the Parent Company are initially recognized at fair value, net of transaction costs incurred. These borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the income statement over the period of the borrowings using the effective interest method.

Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.

Financial guarantees

Financial guarantees

Financial guarantee contracts are initially recognized at fair value (i.e., usually the fee received). Subsequently, these contracts are measured at the higher of:

–– The expected credit losses.

–– The recognized contractual fee less cumulative amortization when amortized over the guarantee period, using the straight-line-method.

Cash flow hedge accounting

Cash flow hedge accounting

The company has identified certain customer contracts where a fluctuation in the USD/SEK foreign exchange (FX) rate would significantly impact net sales and operating income recorded from the contracts. These contracts are multi-year contracts denominated in USD with highly probable payments at fixed points in time. From first quarter 2019, the Company has entered into FX forward contracts that match the terms of the foreign exchange exposure as closely as possible and designated these as hedging instruments.

At inception, the Company documents the economic relationship between the hedged item and hedging instrument. For FX hedges, the hedge ratio is usually 1:1. The Company designates changes in forward rates as the hedged risk. When applying hedge accounting, the effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in OCI. The gain or loss relating to an ineffective portion is recognized immediately in Financial income and expenses, net. Upon recognition of the hedged net sales, the cumulative amount in cash flow hedge reserve is released in the OCI as a reclassification adjustment and recognized in net sales.

Post-employment benefits

Post-employment benefits

Pensions and other post-employment benefits are classified as either defined contribution plans or defined benefit plans. Under a defined contribution plan, the Company’s only obligation is to pay a fixed amount to a separate entity (a pension trust fund) with no obligation to pay further contributions if the fund does not hold sufficient assets to pay all employee benefits. The related actuarial and investment risks fall on the employee. The expenditures for defined contribution plans are recognized as expenses during the period when the employee provides service.

Under a defined benefit plan, it is the Company’s obligation to provide agreed benefits to current and former employees. The related actuarial and investment risks fall on the Company.

The present value of the defined benefit obligations for current and former employees is calculated using the Projected Unit Credit Method. The discount rate for each country is determined by reference to market yields on high-quality corporate bonds that have maturity dates approximating the terms of the Company’s obligations. In countries where there is no deep market in such bonds, the market yields on government bonds are used. The calculations are based upon actuarial assumptions that are updated annually. Actuarial assumptions are the Company’s best estimate of the variables that determine the cost of providing the benefits. When using actuarial assumptions, it is possible that the actual results will differ from the estimated results or that the actuarial assumptions will change from one period to another. These differences are reported as actuarial gains and losses. They are, for example, caused by unexpectedly high or low rates of employee turnover, changed life expectancy, salary changes and changes in the discount rate. Actuarial gains and losses and gains and losses from remeasurement of plan assets are recognized in OCI in the period in which they occur. The Company’s net liability for each defined benefit plan consists of the present value of pension commitments less the fair value of plan assets and is recognized net on the balance sheet. When the result is a net benefit to the Company, the recognized asset is limited to the present value of any future refunds from the plan or reductions in future contributions to the plan, referred to as ‘asset ceiling’.

Interest cost on the defined benefit obligation and interest income on plan assets is calculated as a net interest amount by applying the discount rate to the net defined benefit liability. Current service cost relating to employee service is recognised in the profit and loss in the period. Past service cost relating to plan amendments or curtailment is recognized immediately in the period it occurs. Swedish special payroll tax is accounted for as a part of the pension cost and the pension liability respectively.

Payroll taxes related to actuarial gains and losses are included in determining actuarial gains and losses, reported under OCI.

In note A2, “Critical accounting estimates and judgments” further disclosure is presented in relation to key sources of estimation uncertainty.

Share-based compensation to employees and the Board of Directors

Share-based compensation to employees and the Board of Directors

Share-based compensation is related to remuneration to employees, including key management personnel and the Board of Directors and could be settled either in shares or cash.

Under IFRS, a company shall recognize compensation costs for share-based compensation programs based on a measure of the value to the company of services received under the plans. For share-settled plans, a corresponding increase in equity shall be recognized.

As from 2017 the newly granted share-based programs are cash-settled, except for programs for the Executive Team. Those programs are share-settled.

Share-settled plans

Compensation costs are recognized during the vesting period, based on the fair value of the Ericsson share at the grant date, as well as considering performance – and market conditions. Examples of performance conditions could be revenue and profit targets while market conditions relate to the development of the Parent Company’s share price in relation to a group of reference shares.

For share-settled plans, a corresponding increase in equity shall be recognized. The reason for this IFRS accounting principle is that compensation cost for a share-settled program is a cost with no direct cash flow impact. All plans have service conditions and some of them have performance or market conditions.

For further detailed information, see note G3 “Share-based compensation.”

Cash settled plans

The total compensation expense for a cash-settled plan is equal to the payments made to the employees at the date of end of the service period. The fair value of the synthetic shares, being the cash equivalents of shares, is therefore reassessed and amended during the service period. Otherwise the accounting is similar to a share-settled plan.

For further detailed information, see note G3 “Share-based compensation.”

Compensation to the Board of Directors

Since 2008, the annual general shareholders meeting of the Parent Company has each year resolved that the Board members shall be able to choose to receive part of the Board remuneration in the form of synthetic shares. The program gives non-employee Directors elected by the General Meeting of shareholders a right to receive part of their remuneration as a future payment of an amount which corresponds to the market value of a share of class B in the Parent Company at the time of payment, as further disclosed in note G3, “Share-based compensation.” The cost for cash-settlements is measured and recognized based on the estimated costs for the program on a pro rata basis during the service period, being one year. The estimated costs are remeasured during and at the end of the service period.

Income taxes

Income taxes

Income taxes in the consolidated financial statements include both current and deferred taxes. Income taxes are reported in the income statement unless the underlying item is reported directly in equity or OCI. For those items, the related income tax is also reported directly in equity or OCI. A current tax liability or asset is recognized for the estimated taxes payable or refundable for the current year or prior years.

Deferred tax is recognized for temporary differences between the book values of assets and liabilities and their tax values and for tax loss carry-forwards. A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the deductible temporary differences and tax loss carry-forwards can be utilized. In the recognition of income taxes, the Company offsets current tax receivables against current tax liabilities and deferred tax assets against deferred tax liabilities in the balance sheet, when the Company has a legal right to offset these items and the intention to do so. Deferred tax is not recognized for the following temporary differences: goodwill not deductible for tax purposes, for the initial recognition of assets or liabilities that affect neither accounting nor taxable profit and for differences related to investments in subsidiaries when it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax is measured at the tax rate that is expected to be applied to the temporary differences when they reverse, based on the tax laws that have been enacted or substantively enacted by the reporting date. An adjustment of deferred tax asset/liability balances due to a change in the tax rate is recognized in the income statement, unless it relates to a temporary difference earlier recognized directly in equity or OCI, in which case the adjustment is also recognized in equity or OCI. As prescribed in IFRIC 23, uncertainty over income tax treatment is considered if and when recognizing and measuring income tax items in the financial statements.

As a result of applying IFRS 16 “Leases,” the Company has not reported deferred tax on initial recognition. The exemption in IAS 12 is applied i.e. no deferred tax is reported for the initial recognition of a right-of-use asset and a lease liability. Subsequently, analysis will be made of temporary differences to determine if changes are related to initial recognition or if new temporary differences have arisen and if deferred tax should be reported.

The measurement of deferred tax assets involves judgment regarding the deductibility of costs not yet subject to taxation and estimates regarding sufficient future taxable income to enable utilization of unused tax losses in different tax jurisdictions. All deferred tax assets are subject to annual review of probable utilization.

In note A2, “Critical accounting estimates and judgments,” further disclosure is presented in relation to (i) key sources of estimation uncertainty and (ii) the decision made in relation to accounting policies applied.

Earnings per share

Earnings per share

Basic earnings per share are calculated by dividing net income attributable to owners of the Parent Company by the weighted average number of shares outstanding (total number of shares less treasury stock) during the year.

Diluted earnings per share are calculated by dividing net income attributable to owners of the Parent Company, when appropriately adjusted by the sum of the weighted average number of ordinary shares outstanding and dilutive potential ordinary shares. Potential ordinary shares are treated as dilutive when, and only when, their conversion to ordinary shares would decrease earnings per share.

Rights to matching shares are considered dilutive when the actual fulfilment of any performance conditions as of the reporting date would give a right to ordinary shares.

Statement of cash flows

Statement of cash flows

The statement of cash flows is prepared in accordance with the indirect method. Cash flows in foreign subsidiaries are translated at the average exchange rate during the period. Payments for subsidiaries acquired or divested are reported as cash flow from investing activities, net of cash and cash equivalents acquired or disposed of respectively.

Cash and cash equivalents consist of cash, bank, and interest-bearing securities that are highly liquid monetary financial instruments with a remaining maturity of three months or less at the date of acquisition.

New accounting standards and interpretations

New accounting standards and interpretations

There are no amendments of IFRS during 2020 that are estimated to have a material impact on the result and financial position of the Company, however, the IASB issued a “Covid-19-Related Rent Concessions - Amendment to IFRS 16”, effective from January 1, 2020 that provides practical relief to lessees in accounting for rent concessions occurring as a direct consequence of COVID-19, by introducing a practical expedient to IFRS 16. The practical expedient permits a lessee to elect not to assess whether a COVID-19 related rent concession is a lease modification. This amendment is estimated to not have a material impact on the Company’s financial statements.

A number of issued new standards, amendments to standards and interpretations are not yet effective for the year ended December 31, 2020 and have not been applied in preparing these consolidated financial statements.

The IASB has issued the following Amendment with effective date January 1, 2021:

The IASB issued Interest Rate Benchmark Reform Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (the Phase 2 Amendments). The Phase 2 Amendments are effective for annual periods beginning on or after 1 January 2021 although early application is permitted. The practical expedient and reliefs available regarding changes to effective interest rates and hedge relationships do not apply to the Company.

To minimise the risk on transition date, the Company has assessed the impact of IBOR changes to its derivatives and non-derivatives contracts with plans to transition them to alternative reference rates or fixed rates where possible. Contractual modifications are ongoing and are expected to be concluded during 2021. Where derivative contracts with reference to LIBOR are entered into, the Company uses cleared instruments to minimise potential disruption over the transition date.

The Company is also currently assessing the need to implement operational and system changes to ensure that valuation and settlement of instruments affected by new benchmark rates can be handled within the internal reporting process. This exercise is not expected to have a significant impact on the financial reporting process.

The IASB has issued the following amendments with effective date January 1, 2022:

Amendments to “IFRS 3 Business Combinations” - Reference to the Conceptual Framework.

“IAS 16 Property, Plant and Equipment” - Proceeds before Intended Use, which prohibits entities deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss.

Amendments to “IAS 37 Provisions, Contingent Liabilities and Contingent Assets” to specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making. The amendments apply a “directly related cost approach.” The costs that relate directly to a contract to provide goods or services include both incremental costs and an allocation of costs directly related to contract activities. General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract.

The Company has not yet finalized the evaluation of any impact on financial result or position from these amendments.

The IASB has issued the following new standard with effective date January 1, 2023:

“IFRS 17 Insurance contracts” establishes principles for the recognition, measurements, presentation and disclosure of insurance contracts.

The Company has not yet finalized the evaluation of any impact on financial result or position from IFRS 17.